Subsequent Events (Details) - USD ($)			3 Months Ended	6 Months Ended	27 Months Ended
	Jul. 30, 2026	Feb. 20, 2026	Sep. 23, 2026	Jun. 30, 2026	Sep. 23, 2026	Sep. 07, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Ordinary shares issued				31,352,312			24,353,539
Share Repurchase Program [Member]
Subsequent Events [Line Items]
Price per share			$ 0.35
Repurchase of shares		77,731
Repurchase of shares value		$ 27,071
Share Repurchase Program [Member] | Forecast [Member]
Subsequent Events [Line Items]
Direct costs			$ 120
Ordinary shares [member]
Subsequent Events [Line Items]
Direct costs				$ 3,602
Ordinary shares [member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued			41,025		41,025
Gross proceeds			$ 16,623
Restricted Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued						1,000,000
ATM Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued			13,028,854		13,028,854
Gross proceeds					$ 18,101,773
ATM Agreement [Member] | Ordinary shares [member]
Subsequent Events [Line Items]
Price per share			$ 0.41
Subsequent Events [Member]
Subsequent Events [Line Items]
Market value of ordinary shares eligible for sale	$ 3,115,495